Investment Securities - Summary of Analysis of Fair Value and Carrying Value of Investment Securities Measured at Amortized Cost (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025
Financial assets at fair value, investment securities [member]
Disclosure of financial assets [line items]
Cost		$ 21,537	$ 21,510	$ 23,239
Financial assets at fair value, investment securities [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost		5,792	5,733	5,553
Financial assets at fair value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost		13,471	13,596	15,178
Financial assets at fair value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost		1,967	1,907	2,285
Financial assets at fair value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost		307	274	223
Financial assets at carrying value, investment securities [member]
Disclosure of financial assets [line items]
Cost	[1]	22,221	21,988	23,722
Financial assets at carrying value, investment securities [member] | Canadian federal and provincial government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	[1]	5,759	5,698	5,467
Financial assets at carrying value, investment securities [member] | U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	[1]	14,190	14,114	15,758
Financial assets at carrying value, investment securities [member] | Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	[1]	1,968	1,906	2,281
Financial assets at carrying value, investment securities [member] | Corporate debt [member]
Disclosure of financial assets [line items]
Cost	[1]	$ 304	$ 270	$ 216

[1]	Balances are net of allowances, which are $1 (April 30, 2026 – $2; October 31, 2025 – $1).